Loans, impaired loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

				As at
				April 30, 2021
($ millions)				Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages				$296,727	$841	$295,886
Personal loans				90,682	2,806	87,876
Credit cards				12,826	1,545	11,281
Business and government				214,646	1,524	213,122
Total				$614,881	$6,716	$608,165

	As at
	January 31, 2021			October 31, 2020
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$290,474	$864	$289,610	$284,684	$884	$283,800
Personal loans	91,442	3,150	88,292	93,758	3,155	90,603
Credit cards	14,143	1,915	12,228	14,797	1,886	12,911
Business and government	215,180	1,661	213,519	217,663	1,714	215,949
Total	$611,239	$7,590	$603,649	$610,902	$7,639	$603,263

Schedule of Impaired Loans
(b) Impaired loans
(1)(2)

	As at
	April 30, 2021
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,495	$410	$1,085
Personal loans	1,182	821	361
Credit cards	–	–	–
Business and government	2,439	707	1,732
Total	$5,116	$1,938	$3,178
By geography:
Canada	$1,219	$518	$701
United States	49	2	47
Mexico	716	309	407
Peru	872	380	492
Chile	709	243	466
Colombia	521	135	386
Other international	1,030	351	679
Total	$5,116	$1,938	$3,178

	As at
	January 31, 2021			October 31, 2020
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,563	$406	$1,157	$1,490	$392	$1,098
Personal loans	1,302	849	453	1,032	820	212
Credit cards	–	–	–	–	–	–
Business and government	2,414	739	1,675	2,531	745	1,786
Total	$5,279	$1,994	$3,285	$5,053	$1,957	$3,096
By geography:
Canada	$1,168	$497	$671	$1,127	$487	$640
United States	57	3	54	116	4	112
Mexico	674	260	414	570	222	348
Peru	973	475	498	824	498	326
Chile	715	228	487	775	233	542
Colombia	541	130	411	459	102	357
Other international	1,151	401	750	1,182	411	771
Total	$5,279	$1,994	$3,285	$5,053	$1,957	$3,096
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2021 was $12 (January 31, 2021 – $16; October 31, 2020 – $11).
(2)	Additional interest income of approximately $73 would have been recorded if the above loans had not been classified as impaired (January 31, 2021 – $78; October 31, 2020 – $71).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at April 30, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	7.8	1.6	9.9	2.3	2.8	2.8	-3.5	3.9
Unemployment rate, average %	6.7	6.0	6.1	4.8	9.3	6.6	12.2	8.5
Bank of Canada overnight rate target, average %	0.3	1.7	0.9	2.9	0.3	0.7	0.3	0.5
HPI - Housing Price Index, y/y % change	7.5	2.0	9.2	4.2	0.4	2.9	-5.9	4.0
USDCAD exchange rate, average	1.24	1.23	1.23	1.22	1.28	1.24	1.30	1.26
US
Real GDP growth, y/y % change	8.2	1.6	10.3	2.1	4.8	2.5	0.9	3.5
Unemployment rate, average %	5.0	3.8	4.5	3.4	6.7	4.4	8.0	5.9
Mexico
Real GDP growth, y/y % change	7.0	1.9	8.7	2.7	3.5	2.8	-0.3	3.8
Unemployment rate, average %	3.8	3.8	3.4	2.9	6.3	4.4	9.2	6.3
Chile
Real GDP growth, y/y % change	6.5	5.1	8.4	6.8	3.1	6.0	-0.8	7.1
Unemployment rate, average %	9.5	6.7	9.0	5.7	12.0	7.2	14.9	9.2
Peru
Real GDP growth, y/y % change	7.5	3.6	10.2	5.1	5.8	4.2	3.7	4.9
Unemployment rate, average %	11.3	7.3	10.1	4.4	13.2	7.9	15.4	9.9
Colombia
Real GDP growth, y/y % change	4.7	3.6	6.7	4.9	3.0	4.2	0.9	4.9
Unemployment rate, average %	12.8	8.6	11.9	6.3	14.7	9.2	16.9	11.2
Caribbean
Real GDP growth, y/y % change	3.8	4.1	5.4	4.9	2.1	5.2	-0.3	6.2
Global
WTI oil price, average USD/bbl	62	66	70	90	54	62	50	57
Copper price, average USD/lb	4.03	3.90	4.23	4.55	3.69	3.77	3.49	3.50
Global GDP, y/y % change	6.73	3.00	8.65	4.00	4.29	3.65	1.45	4.40

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at January 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	4.6	2.3	6.5	3.4	-0.6	3.2	-6.8	4.4
Unemployment rate, average %	7.9	6.1	7.4	4.7	10.1	6.6	13.0	8.5
Bank of Canada overnight rate target, average %	0.3	1.0	0.6	1.8	0.3	0.7	0.3	0.5
HPI - Housing Price Index, y/y % change	4.0	1.7	5.3	3.1	-6.6	4.2	-12.6	6.4
USDCAD exchange rate, average	1.26	1.25	1.25	1.23	1.34	1.26	1.35	1.27
US
Real GDP growth, y/y % change	4.3	2.5	5.7	3.3	0.9	3.2	-2.9	4.2
Unemployment rate, average %	6.2	5.0	5.8	4.5	7.4	5.7	8.7	7.1
Mexico
Real GDP growth, y/y % change	3.8	1.9	5.6	2.7	0.6	2.7	-3.3	3.8
Unemployment rate, average %	4.7	4.3	4.3	3.4	7.3	4.9	10.2	6.8
Chile
Real GDP growth, y/y % change	5.5	3.0	8.2	4.5	2.2	3.9	-1.8	5.0
Unemployment rate, average %	11.7	7.8	11.0	6.9	14.2	8.4	17.1	10.3
Peru
Real GDP growth, y/y % change	8.7	3.6	11.4	5.2	5.5	4.5	1.6	5.5
Unemployment rate, average %	12.0	7.5	9.3	4.4	14.5	8.0	17.4	9.9
Colombia
Real GDP growth, y/y % change	5.0	3.6	6.8	4.8	1.8	4.5	-2.1	5.5
Unemployment rate, average %	13.2	9.0	11.1	6.4	15.7	9.5	18.6	11.4
Caribbean
Real GDP growth, y/y % change	3.6	4.1	5.4	4.9	0.4	5.4	-3.4	6.5
Global
WTI oil price, average USD/bbl	48	57	54	81	41	52	38	44
Copper price, average USD/lb	3.11	3.24	3.28	3.78	2.90	3.15	2.82	2.94
Global GDP, y/y % change	5.31	3.36	7.18	4.39	2.64	3.89	-0.02	4.63

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at October 31, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	3.1	2.2	4.7	2.7	-2.0	3.8	-10.8	6.4
Unemployment rate, average %	7.3	5.5	6.7	4.7	9.9	5.8	14.1	7.1
Bank of Canada overnight rate target, average %	0.3	0.8	0.5	1.2	0.3	0.4	0.3	0.3
HPI - Housing Price Index, y/y % change	0.4	2.8	1.9	3.3	-6.3	4.6	-15.2	6.8
USDCAD exchange rate, average	1.30	1.25	1.30	1.25	1.37	1.27	1.40	1.33
US
Real GDP growth, y/y % change	2.5	2.2	3.6	2.4	-0.5	3.1	-7.4	5.2
Unemployment rate, average %	6.3	3.5	6.1	3.3	8.1	4.1	10.5	7.0
Mexico
Real GDP growth, y/y % change	1.0	2.3	2.5	2.6	-1.8	3.1	-8.7	5.3
Unemployment rate, average %	7.3	4.5	6.8	3.9	9.9	4.9	14.1	6.2
Chile
Real GDP growth, y/y % change	3.8	2.6	5.6	3.2	0.8	3.4	-6.2	5.6
Unemployment rate, average %	12.1	7.3	11.6	6.9	14.7	7.7	18.9	8.9
Peru
Real GDP growth, y/y % change	3.7	3.8	5.0	4.4	2.9	4.4	-3.5	6.3
Unemployment rate, average %	12.4	8.1	11.3	6.3	14.2	8.5	18.5	9.7
Colombia
Real GDP growth, y/y % change	1.9	3.5	3.0	4.0	1.1	4.0	-5.2	6.0
Unemployment rate, average %	14.4	8.2	13.6	6.8	16.2	8.7	20.5	9.8
Caribbean
Real GDP growth, y/y % change	2.2	4.1	3.3	4.4	1.0	4.7	-6.6	5.9
Global
WTI oil price, average USD/bbl	48	58	52	68	42	54	37	38
Copper price, average USD/lb	3.00	3.19	3.09	3.42	2.79	3.06	2.66	2.64
Global GDP, y/y % change	4.44	3.28	5.63	3.72	2.36	3.91	-2.67	5.34

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2021
Residential mortgages	$884	$51	$(49)	$(45)	$841
Personal loans	3,155	611	(826)	(134)	2,806
Credit cards	1,886	504	(761)	(84)	1,545
Business and government	1,892	94	(179)	(110)	1,697
	$7,817	$1,260	$(1,815)	$(373)	$6,889
Presented as:
Allowance for credit losses on loans	$7,639				$6,716
Allowance for credit losses on acceptances (1)	77				73
Allowance for credit losses on off-balance sheet exposures (2)	101				100
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2020
Residential mortgages	$680	$176	$(38)	$(112)	$706
Personal loans	2,065	1,230	(773)	(77)	2,445
Credit cards	1,255	832	(583)	(22)	1,482
Business and government	1,139	534	(165)	(66)	1,442
	$5,139	$2,772	$(1,559)	$(277)	$6,075
Presented as:
Allowance for credit losses on loans	$5,077				$6,005
Allowance for credit losses on acceptances (1)	6				34
Allowance for credit losses on off-balance sheet exposures (2)	56				36
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$151	$280	$410	$841
Personal loans	699	1,286	821	2,806
Credit cards	319	1,226	–	1,545
Business and government	303	514	707	1,524
Total (1)	$1,472	$3,306	$1,938	$6,716
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $177.

	As at October 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$190	$302	$392	$884
Personal loans	864	1,471	820	3,155
Credit cards	501	1,385	–	1,886
Business and government	409	560	745	1,714
Total (1)	$1,964	$3,718	$1,957	$7,639
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $181.

	As at April 30, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$153	$257	$296	$706
Personal loans	716	1,082	647	2,445
Credit cards	452	1,030	–	1,482
Business and government	282	390	700	1,372
Total (1)	$1,603	$2,759	$1,643	$6,005
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $74.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended								As at and for the six months ended
	April 30, 2021				January 31, 2021				April 30, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$161	$297	$406	$864	$190	$302	$392	$884	$190	$302	$392	$884
Provision for credit losses
Remeasurement (1)	(30)	7	48	25	(65)	29	59	23	(95)	36	107	48
Newly originated or purchased financial assets	10	–	–	10	11	–	–	11	21	–	–	21
Derecognition of financial assets and maturities	(2)	(7)	–	(9)	(3)	(6)	–	(9)	(5)	(13)	–	(18)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	19	(15)	(4)	–	32	(27)	(5)	–	51	(42)	(9)	–
Stage 2	(3)	17	(14)	–	(3)	20	(17)	–	(6)	37	(31)	–
Stage 3	–	(11)	11	–	–	(12)	12	–	–	(23)	23	–
Gross write-offs	–	–	(22)	(22)	–	–	(37)	(37)	–	–	(59)	(59)
Recoveries	–	–	6	6	–	–	4	4	–	–	10	10
Foreign exchange and other movements	(4)	(8)	(21)	(33)	(1)	(9)	(2)	(12)	(5)	(17)	(23)	(45)
Balance at end of period (2)	$151	$280	$410	$841	$161	$297	$406	$864	$151	$280	$410	$841
Personal loans
Balance at beginning of period	$787	$1,514	$849	$3,150	$864	$1,471	$820	$3,155	$864	$1,471	$820	$3,155
Provision for credit losses
Remeasurement (1)	(264)	176	327	239	(422)	536	252	366	(686)	712	579	605
Newly originated or purchased financial assets	154	–	–	154	99	–	–	99	253	–	–	253
Derecognition of financial assets and maturities	(67)	(82)	–	(149)	(28)	(70)	–	(98)	(95)	(152)	–	(247)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	204	(200)	(4)	–	401	(398)	(3)	–	605	(598)	(7)	–
Stage 2	(85)	104	(19)	–	(92)	111	(19)	–	(177)	215	(38)	–
Stage 3	(8)	(184)	192	–	(31)	(126)	157	–	(39)	(310)	349	–
Gross write-offs	–	–	(547)	(547)	–	–	(406)	(406)	–	–	(953)	(953)
Recoveries	–	–	64	64	–	–	63	63	–	–	127	127
Foreign exchange and other movements	(22)	(42)	(41)	(105)	(4)	(10)	(15)	(29)	(26)	(52)	(56)	(134)
Balance at end of period (2)	$699	$1,286	$821	$2,806	$787	$1,514	$849	$3,150	$699	$1,286	$821	$2,806
Credit cards
Balance at beginning of period	$448	$1,467	$–	$1,915	$501	$1,385	$–	$1,886	$501	$1,385	$–	$1,886
Provision for credit losses
Remeasurement (1)	(177)	119	323	265	(133)	258	151	276	(310)	377	474	541
Newly originated or purchased financial assets	19	–	–	19	29	–	–	29	48	–	–	48
Derecognition of financial assets and maturities	(17)	(24)	–	(41)	(15)	(29)	–	(44)	(32)	(53)	–	(85)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	91	(91)	–	–	113	(113)	–	–	204	(204)	–	–
Stage 2	(32)	32	–	–	(43)	43	–	–	(75)	75	–	–
Stage 3	–	(228)	228	–	–	(70)	70	–	–	(298)	298	–
Gross write-offs	–	–	(587)	(587)	–	–	(260)	(260)	–	–	(847)	(847)
Recoveries	–	–	42	42	–	–	44	44	–	–	86	86
Foreign exchange and other movements	(13)	(49)	(6)	(68)	(4)	(7)	(5)	(16)	(17)	(56)	(11)	(84)
Balance at end of period (2)	$319	$1,226	$–	$1,545	$448	$1,467	$–	$1,915	$319	$1,226	$–	$1,545
Business and government
Balance at beginning of period	$459	$600	$739	$1,798	$478	$592	$745	$1,815	$478	$592	$745	$1,815
Provision for credit losses
Remeasurement (1)	(79)	–	103	24	(10)	21	106	117	(89)	21	209	141
Newly originated or purchased financial assets	79	–	–	79	89	–	–	89	168	–	–	168
Derecognition of financial assets and maturities	(85)	(12)	(1)	(98)	(83)	(13)	(2)	(98)	(168)	(25)	(3)	(196)
Changes in models and methodologies	(4)	(11)	–	(15)	–	–	–	–	(4)	(11)	–	(15)
Transfer to (from):
Stage 1	10	(10)	–	–	18	(18)	–	–	28	(28)	–	–
Stage 2	(18)	19	(1)	–	(24)	24	–	–	(42)	43	(1)	–
Stage 3	–	(3)	3	–	–	(1)	1	–	–	(4)	4	–
Gross write-offs	–	–	(105)	(105)	–	–	(87)	(87)	–	–	(192)	(192)
Recoveries	–	–	8	8	–	–	5	5	–	–	13	13
Foreign exchange and other movements	(9)	(19)	(39)	(67)	(9)	(5)	(29)	(43)	(18)	(24)	(68)	(110)
Balance at end of period including off-balance sheet exposures (2)	$353	$564	$707	$1,624	$459	$600	$739	$1,798	$353	$564	$707	$1,624
Less: Allowance for credit losses on off-balance sheet exposures (3)	(50)	(50)	–	(100)	(75)	(62)	–	(137)	(50)	(50)	–	(100)
Balance at end of period (2)	$303	$514	$707	$1,524	$384	$538	$739	$1,661	$303	$514	$707	$1,524
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $ 73 (January 31, 2021 – $78).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$173,125	$1,813	$–	$174,938	$167,233	$1,892	$–	$169,125
Low	62,608	2,302	–	64,910	61,988	1,495	–	63,483
Medium	15,152	1,277	–	16,429	10,914	2,071	–	12,985
High	1,029	2,674	–	3,703	1,197	3,435	–	4,632
Very high	12	726	–	738	13	596	–	609
Loans not graded (2)	31,209	3,305	–	34,514	28,787	3,573	–	32,360
Default	–	–	1,495	1,495	–	–	1,490	1,490
Total	$283,135	$12,097	$1,495	$296,727	$270,132	$13,062	$1,490	$284,684
Allowance for credit losses	151	280	410	841	190	302	392	884
Carrying value	$282,984	$11,817	$1,085	$295,886	$269,942	$12,760	$1,098	$283,800
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,121	$269	$–	$29,390	$29,557	$499	$–	$30,056
Low	24,995	1,446	–	26,441	25,508	1,793	–	27,301
Medium	7,759	1,431	–	9,190	6,619	2,779	–	9,398
High	5,179	2,964	–	8,143	5,809	2,964	–	8,773
Very high	119	1,247	–	1,366	318	1,367	–	1,685
Loans not graded (2)	13,292	1,678	–	14,970	13,629	1,884	–	15,513
Default	–	–	1,182	1,182	–	–	1,032	1,032
Total	$80,465	$9,035	$1,182	$90,682	$81,440	$11,286	$1,032	$93,758
Allowance for credit losses	699	1,286	821	2,806	864	1,471	820	3,155
Carrying value	$79,766	$7,749	$361	$87,876	$80,576	$9,815	$212	$90,603
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,237	$95	$–	$1,332	$1,318	$20	$–	$1,338
Low	2,045	212	–	2,257	1,971	184	–	2,155
Medium	2,393	343	–	2,736	2,416	393	–	2,809
High	1,699	1,669	–	3,368	2,229	1,799	–	4,028
Very high	20	630	–	650	41	843	–	884
Loans not graded (1)	1,333	1,150	–	2,483	2,414	1,169	–	3,583
Default	–	–	–	–	–	–	–	–
Total	$8,727	$4,099	$–	$12,826	$10,389	$4,408	$–	$14,797
Allowance for credit losses	319	1,226	–	1,545	501	1,385	–	1,886
Carrying value	$8,408	$2,873	$–	$11,281	$9,888	$3,023	$–	$12,911
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$89,391	$22	$–	$89,413	$85,242	$6	$–	$85,248
Low	18,534	13	–	18,547	16,775	39	–	16,814
Medium	6,671	27	–	6,698	5,739	123	–	5,862
High	2,791	852	–	3,643	2,201	705	–	2,906
Very high	20	222	–	242	3	134	–	137
Loans not graded (1)	1,911	2,464	–	4,375	11,113	4,501	–	15,614
Default	–	–	–	–	–	–	–	–
Carrying value	$119,318	$3,600	$–	$122,918	$121,073	$5,508	$–	$126,581
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2021				As at October 31, 2020
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$104,193	$617	$–	$104,810	$105,757	$1,290	$–	$107,047
Non-investment grade	92,978	8,471	–	101,449	93,998	8,840	–	102,838
Watch list	32	3,815	–	3,847	47	3,101	–	3,148
Loans not graded (2)	2,095	6	–	2,101	2,063	36	–	2,099
Default	–	–	2,439	2,439	–	–	2,531	2,531
Total	$199,298	$12,909	$2,439	$214,646	$201,865	$13,267	$2,531	$217,663
Allowance for credit losses	303	514	707	1,524	409	560	745	1,714
Carrying value	$198,995	$12,395	$1,732	$213,122	$201,456	$12,707	$1,786	$215,949
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2021				As at October 31, 2020
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$178,900	$1,590	$–	$180,490	$182,580	$1,280	$–	$183,860
Non-investment grade	61,727	3,331	–	65,058	59,600	4,336	–	63,936
Watch list	11	2,159	–	2,170	6	1,704	–	1,710
Loans not graded (2)	3,727	14	–	3,741	3,702	309	–	4,011
Default	–	–	124	124	–	–	161	161
Total	$244,365	$7,094	$124	$251,583	$245,888	$7,629	$161	$253,678
Allowance for credit losses	50	50	–	100	69	32	–	101
Carrying value	$244,315	$7,044	$124	$251,483	$245,819	$7,597	$161	$253,577
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs as a result of
COVID-19,
deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at April 30, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$759	$366	$–	$1,125
Personal loans	439	264	–	703
Credit cards	181	141	470	792
Business and government	80	70	–	150
Total	$1,459	$841	$470	$2,770

	As at January 31, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$799	$382	$–	$1,181
Personal loans	529	322	–	851
Credit cards	320	231	629	1,180
Business and government	89	44	–	133
Total	$1,737	$979	$629	$3,345

	As at October 31, 2020 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$663	$282	$–	$945
Personal loans	604	273	–	877
Credit cards	401	166	277	844
Business and government	288	103	–	391
Total	$1,956	$824	$277	$3,057
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2021	January 31 2021	October 31 2020
Unpaid principal balance (1)	$361	$376	$393
Credit related fair value adjustments	(84)	(88)	(93)
Carrying value	277	288	300
Stage 3 allowance	(13)	(14)	(10)
Carrying value net related allowance	$264	$274	$290
(1)	Represents principal amount owed net of write-offs.